CONTIGENCIES	6 Months Ended
Jun. 30, 2022
CONTIGENCIES
CONTIGENCIES

NOTE 13 – CONTINGENCIES

From time to time, the Company is subject to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Company’s unaudited condensed consolidated financial position, results of operations and cash flows.